Note 2 - Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year ended December 31,
(Dollars in thousands)	2019	2018
Non-interest income:
Fees and service charges on deposit accounts	$1,257	1,308
Other fees and service charges	433	585
Debit card interchange fees	1,410	1,437
Gain on sale of loans (1)	2,941	2,095
Loan servicing fees (1)	1,278	1,255
Uninsured investment product sales	909	870
Other	227	164
Total non-interest income	8,455	7,714